Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Capital	Tax incentive reserve	Reserve for remuneration and investments [Member]	Retained earnings	Proposed additional dividends	Equity Valuation adjustment	Non-controlling interest	Capital reserves Special goodwill reserve	Capital reserves Treasury share	Capital reserves Capital reserve	Income reserves Treasury share	Income reserves Legal reserve	Income reserves Tax incentive reserve
Equity at beginning of period at Dec. 31, 2020	R$ 69,556,764	R$ 63,571,416			R$ 0	R$ 1,587,518	R$ 65,888	R$ 0	R$ 63,074	R$ (110,541)	R$ 1,229,730	R$ 0	R$ 3,073,334	R$ 76,345
Payment of additional dividend	(1,587,518)					1,587,518
Unclaimed dividends and interest on equity	116,236				116,236
Adjustment - Tax incentives	0				43,009									(43,009)
Other comprehensive income	265,167				262,901		2,269	(3)
Effects of equity in FiBrasil	2,182										2,182
Effects of the sale of the investment in CloudCo Brasil	79,041							47,674			31,367
Effects of the sale of the investment in IoTCo Brasil	75,980							41,336			34,644
Equity transactions	18										18
Repurchase of common shares for maintenance in treasury	495,995									495,995
Net income for the year	6,229,357				6,239,364			(10,007)
Allocation of income:
Legal reserve	0				(311,968)								311,968
IOE, Gross amount	(2,735,000)				(2,735,000)
Interim interest on equity and dividends	1,500,000				1,500,000
Additional proposed dividends	0				(2,028,524)	2,028,524
Equity at end of period at Dec. 31, 2021	70,006,196	63,571,416		R$ 0	0	2,028,524	68,157	79,000	63,074	(606,536)	1,297,905	0	3,385,302	119,354
Payment of additional dividend	(2,028,524)					2,028,524
Unclaimed dividends and interest on equity	167,449				167,449
Adjustment - Tax incentives	0				95,095									(95,095)
Other comprehensive income	(67,563)				(51,386)		(15,974)	(203)
Equity transactions	(2,409)										(2,409)
Repurchase of common shares for maintenance in treasury	607,429									607,429
Cancellation of common shares to be held in treasury	0									606,536	(606,536)
Right of Withdrawal - approval of the acquisition of Garliava	14									14
Effects of non-controlling shareholders on investments in Vivo Ventures	421							421
Net income for the year	4,057,902				4,085,013			(27,111)
Allocation of income:
Legal reserve	0				(204,250)								204,250
IOE, Gross amount	(2,075,000)				(2,075,000)
Interim interest on equity and dividends	1,000,000				1,000,000
Additional proposed dividends	0				(826,731)	826,731
Equity at end of period at Dec. 31, 2022	68,455,847	63,571,416	R$ 214,449	0	0	826,731	52,183	52,107	63,074	607,443	693,778	0	3,589,552	214,449
Payment of additional dividend	(826,731)					(826,731)
Unclaimed dividends and interest on equity	139,766				139,766
Adjustment - Tax incentives	0				99,132									(99,132)
Other comprehensive income	(104,431)				(99,160)		(5,474)	203
Equity transactions	(23)										(23)
Repurchase of common shares for maintenance in treasury	488,758									86,337		402,421
Cancellation of common shares to be held in treasury	0									693,586	(693,586)
Effects of non-controlling shareholders on investments in Vivo Ventures	511							511
Net income for the year	5,039,977				5,029,389			10,588
Allocation of income:
Legal reserve	0				(251,470)								251,470
IOE, Gross amount	(2,586,000)
Reserve for remuneration and investments	0			1,730,972	(1,730,972)
Equity at end of period at Dec. 31, 2023	69,627,320	R$ 63,571,416	R$ 313,581	R$ 1,730,972	0	R$ 0	R$ 46,709	60,525	R$ 63,074	R$ 194	R$ 215	R$ 0	R$ 3,841,022	R$ 313,581
Allocation of income:
Interim interest on equity	R$ (2,588,884)				R$ (2,586,000)			R$ (2,884)